VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 97.1%
Alabama : 0.9%
Alabama Corrections Institution
Finance Authority, Series A
(RB)
5.25%, 07/01/47 (c) $ 1,000 $ 1,018,642
City of Huntsville, Alabama
Scholl, Series D (GO)
5.00%, 03/01/53 (c) 1,000 1,009,987
Jefferson County, Alabama
Sewer Warrants (RB)
5.25%, 10/01/49 (c) 1,000 1,004,207
5.50%, 10/01/53 (c) 1,500 1,524,289
4,557,125
Arizona : 0.9%
Arizona Industrial Development
Authority Student Housing,
North Carolina Central
University Project, Series A
(RB) (BAM)
4.00%, 06/01/44 (c) 500 435,479
City of Phoenix Civic
Improvement Corp., Series
A (RB)
4.00%, 07/01/44 (c) 1,000 909,634
City of Phoenix Civic
Improvement Corp., Water
System, Series A (RB)
5.00%, 07/01/44 (c) 750 760,043
Pima County, Industrial
Development Authority,
Tucson Medical Center,
Series A (RB)
4.00%, 04/01/46 (c) 750 644,587
Salt River Project Agricultural
Improvement & Power
District, Electric Project,
Series A (RB)
5.00%, 01/01/47 (c) 1,000 1,014,391
5.00%, 01/01/50 (c) 1,000 1,011,924
4,776,058
Arkansas : 0.2%
City of Springdale, Arkansas
Sales and Use Tax, Series B
(RB) (BAM)
4.25%, 08/01/53 (c) 1,000 874,182
Underline
California : 15.5%
Airport Commission of the City
and County of San Francisco,
International Airport, Series
E (RB)
5.00%, 05/01/48 (c) 995 999,045
Airport Commission of the City
and County of San Francisco,
International Airport, Series
F (RB)
5.00%, 05/01/50 (c) 1,000 1,005,584
Par
(000’s) Value
California (continued)
Alameda County, Pleasanton
United School District (GO)
4.00%, 08/01/52 (c) $ 1,500 $ 1,286,171
Anaheim Housing & Public
Improvements Authority,
Electric Utility Distribution
System improvements, Series
C (RB) (NATL)
5.00%, 10/01/45 (c) 500 500,356
California County Tobacco
Securitization Agency, Series
A (RB)
4.00%, 06/01/49 (c) 850 701,390
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
5.25%, 12/01/43 (c) 825 824,604
5.25%, 12/01/44 (c) 500 495,901
California Health Facilities
Financing Authority, Cedars-
Sinai Health System, Series
A (RB)
3.00%, 08/15/51 (c) 1,000 674,313
California Health Facilities
Financing Authority, City of
Hope (RB)
5.00%, 11/15/49 (c) 750 732,228
California Health Facilities
Financing Authority,
CommonSpirit Health, Series
A (RB)
4.00%, 04/01/45 (c) 1,000 874,070
4.00%, 04/01/49 (c) 1,930 1,596,776
5.00%, 12/01/45 (c) 1,000 1,007,777
California Health Facilities
Financing Authority, Kaiser
Permanente, Series A (RB)
4.00%, 11/01/44 (c) 1,000 888,576
4.00%, 11/01/51 (c) 1,000 839,627
California Health Facilities
Financing Authority, Pin
Health, Series A (RB)
4.00%, 06/01/50 (c) 750 621,485
California Health Facilities
Financing Authority, Series
A (RB)
4.00%, 03/01/43 (c) 1,000 809,519
California Infrastructure &
Economic Development Bank
(RB)
5.00%, 05/15/47 (c) 500 496,819
California Municipal Finance
Authority, Series A (RB)
5.00%, 04/01/49 (c) 750 705,989
California State Public Works
Board, May Lee Satet Office
Complex, Series A (RB)
5.00%, 04/01/44 (c) 1,045 1,080,746
5.00%, 04/01/49 (c) 1,500 1,528,286

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority, Adventist Health
System, Series A (RB)
5.00%, 03/01/48 (c) $ 1,000 $ 963,355
California Statewide
Communities Development
Authority, Front Porch
Communutios and Services,
Series A (RB)
3.00%, 04/01/51 (c) 1,000 657,704
California Statewide
Communities Development
Authority, Montage Health,
Series A (RB)
4.00%, 06/01/46 (c) 1,055 950,494
Chabot-Las Positas Community
College District, Series C (GO)
5.25%, 08/01/48 (c) 1,000 1,042,594
Chaffey Joint Union High School
District, Series C (GO)
5.25%, 08/01/47 (c) 500 505,107
Chaffey Joint Union High School
District, Series G (GO)
5.25%, 08/01/52 (c) 1,000 1,042,870
City and County of San
Francisco, Multiple Capital
Improvement Project, Series
R-1 (CP)
4.00%, 04/01/45 (c) 1,000 892,183
City and County of San
Francisco, Public Utilities
Commission Water, Series
D (RB)
3.00%, 11/01/50 (c) 500 343,688
City of Los Angeles Department
of Airports, Series D (RB)
5.25%, 05/15/51 (c) 1,000 1,035,845
City of Los Angeles Department
of Airports, Series E (RB)
5.25%, 05/15/55 (c) 1,000 1,032,110
City of Los Angeles,
Department of Airports,
Series D (RB)
4.00%, 05/15/48 (c) 750 667,614
County of Bernardino, Raito
Unified School District (GO)
(BAM)
5.00%, 08/01/52 (c) 1,000 1,013,823
East Bay Municipal Utility
District, Water System, Series
A (RB)
4.00%, 06/01/45 (c) 1,210 1,092,376
El Dorado Irrigation District,
Series A (CP) (AGM)
4.00%, 03/01/45 (c) 630 564,130
Par
(000’s) Value
California (continued)
Fayette County Development
Authority, Soccer Federation,
Inc. Project (RB)
5.50%, 12/01/49 (c) $ 1,000 $ 1,060,488
Foothill-Eastern Transportation
Corridor Agency, Junior Lien
Toll Road., Series C (RB)
4.00%, 01/15/43 (c) 1,600 1,494,118
Fremont Union High School
District, Series A (GO)
4.00%, 08/01/46 (c) 500 449,064
Glendale Community College
District, Series B (GO)
3.00%, 08/01/47 (c) 325 230,032
Hayward Unified School District
(GO) (BAM)
4.00%, 08/01/43 (c) 1,000 890,937
Irvin Facilities Financing
Authority, Irvine Great Park
Infrastructure Project, Series
A (ST)
5.00%, 09/01/43 (c) 500 518,706
Los Angeles Department of
Water and Power, Series A
(RB)
5.00%, 07/01/49 (c) 800 801,972
Los Angeles Department of
Water and Power, Series B
(RB)
5.25%, 07/01/53 (c) 500 507,632
Los Angeles Department of
Water and Power, Series D
(RB)
5.00%, 07/01/47 (c) 500 500,040
5.00%, 07/01/52 (c) 750 746,830
Los Angeles Department of
Water and Power, Series E
(RB)
5.00%, 07/01/53 (c) 1,000 996,908
Los Angeles Unified School
District, Unlimited and
Valorem Property Tax (GO)
4.00%, 07/01/49 (c) 750 651,069
5.25%, 07/01/47 (c) 1,000 1,038,003
Metropolitan Water District of
Southern California, Series
A (RB)
5.00%, 04/01/48 (c) 1,500 1,549,323
5.00%, 04/01/53 (c) 1,000 1,025,507
Miracosta Community College
District, Series A (GO)
4.00%, 08/01/42 (c) 530 488,821
Oakland Unified School District,
Alameda County Election,
Series A (GO) (BAM)
4.00%, 08/01/46 (c) 1,000 910,968
Palo Alto Unified School District
(GO)
3.25%, 08/01/42 (c) 1,000 846,864

Par
(000’s) Value
California (continued)
Perris Union High School
District, Riverside County,
Series A (GO) (AGM)
4.00%, 09/01/43 (c) $ 570 $ 520,458
Regents of University of
California, Medical Center
Pooled, Series L (RB)
4.00%, 05/15/44 (c) 1,015 915,808
Regents of University of
California, Medical Center
Pooled, Series P (RB)
4.00%, 05/15/53 (c) 500 418,867
Riverside Community College
District, Riverside County,
Series A (GO)
4.00%, 08/01/54 (c) 1,000 858,799
Sacramento Area Flood Control
Agency, Series A (SA)
5.00%, 10/01/47 (c) 1,500 1,502,775
Sacramento City Unified School
District, Series G (GO) (AGM)
4.00%, 08/01/49 (c) 500 435,397
San Diego Community College
District, Series A-1 (GO)
5.00%, 08/01/55 (c) 1,000 1,027,463
San Diego County Regional
Airport Authority, Series A
(RB)
5.00%, 07/01/44 (c) 750 760,135
San Diego Public Facilities
Financing Authority, Series
A (RB)
5.25%, 08/01/48 (c) 1,000 1,045,316
San Diego Unified School
District, Series I (GO)
4.00%, 07/01/47 (c) 595 521,996
San Francisco Bay Area Rapid
Transit District, Series B-1
(GO)
3.00%, 08/01/49 (c) 600 427,668
San Francisco Bay Area Rapid
Transit District, Series C-1
(GO)
4.00%, 08/01/45 (c) 610 545,623
San Francisco City and County,
International Airport, Series
B (RB)
4.00%, 05/01/52 (c) 1,000 864,096
5.00%, 05/01/47 (c) 700 701,713
5.00%, 05/01/49 (c) 500 507,707
5.00%, 05/01/52 (c) 1,000 1,007,984
San Francisco City and County,
Public Utilities Commission
Wastewater, Series A (RB)
4.00%, 10/01/48 (c) 885 767,714
San Mateo County Community
College District, Series B (GO)
5.00%, 09/01/45 (c) 820 831,604
Par
(000’s) Value
California (continued)
San Mateo Foster City Public
Financing Authority, Clean
Water Program (RB) (SAW)
4.00%, 08/01/44 (c) $ 500 $ 457,272
Saugus Union School
District School Facilities
Improvement District No.1,
Series C (GO)
2.38%, 08/01/44 (c) 1,000 665,918
Southern California Public
Power Authority, Southern
Transmission System (RB)
5.25%, 07/01/53 (c) 500 508,708
Southern California Public
Power Authority, Southern
Transmission System (RB)
(BAM)
5.25%, 07/01/43 (c) 500 523,458
Southwestern Community
College District, Series A (GO)
4.00%, 08/01/47 (c) 750 671,633
State of California, Various
Purpose (GO)
3.00%, 12/01/43 (c) 400 312,807
3.00%, 11/01/50 (c) 710 501,849
3.62%, 10/01/47 (c) 645 520,933
4.00%, 10/01/44 (c) 500 454,990
4.12%, 03/01/49 (c) 1,000 935,960
5.00%, 10/01/42 (c) 1,500 1,570,509
5.00%, 12/01/46 (c) 610 622,133
5.00%, 11/01/47 (c) 515 519,014
5.00%, 09/01/48 (c) 2,000 2,056,499
5.00%, 10/01/48 (c) 935 945,368
5.00%, 04/01/49 (c) 1,000 1,012,575
The Regents of the University
of California, Series CC (RB)
5.00%, 05/15/53 (c) 750 761,528
University of California, Series
BK (RB)
5.00%, 05/15/52 (c) 2,000 2,018,353
University of California, Series
EE (RB)
5.00%, 05/15/43 (c) 500 510,338
University of California, Series
M (RB)
5.00%, 05/15/42 (c) 1,950 1,962,329
University of California, Series
O (RB)
5.00%, 05/15/58 (c) 1,000 1,000,094
University of California, Series
Q (RB)
5.00%, 05/15/46 (c) 500 506,879
Ventura Unified School District,
Series A (GO)
4.00%, 08/01/52 (c) 500 429,627

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
West Contra Costa Unified
School District, Series B (GO)
(BAM)
5.00%, 08/01/49 (c) $ 1,000 $ 1,008,557
78,318,891
Colorado : 1.9%
Arapahoe County, Cherry Creek
Colorado School District No.
5 (GO) (SAW)
5.25%, 12/15/43 (c) 1,000 1,060,437
Board of Governors of
Colorado State University
System, Series C (RB)
4.00%, 03/01/47 (c) 1,050 884,091
Canyons Metropolitan District
No. 5, Limited Tax, Series A
(GO) (BAM)
5.00%, 12/01/49 (c) 1,000 969,988
City of Colorado Springs,
Utilities System, Series C (RB)
5.00%, 11/15/50 (c) 600 595,950
City of Westminster, Colorado
Water & Wastewater Utility
(RB)
5.00%, 12/01/54 (c) 1,000 1,013,931
Colorado Bridge and Tunnel,
Enterprise Infrastructure,
Series A (RB) (AGM)
5.25%, 12/01/49 (c) 500 509,895
Colorado Health Facilities
Authority Hospital, Series A
(RB) (SBG)
4.00%, 11/15/43 (c) 685 599,782
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A (RB)
3.25%, 08/01/49 (c) 500 361,639
5.50%, 11/01/47 (c) 1,000 1,018,274
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
5.00%, 11/01/44 (c) 500 495,372
Colorado High Performance
Transportation Enterprise,
C-470 Express Lanes (RB)
5.00%, 12/31/51 (c) 250 233,470
Weld County School District No.
5J (GO) (SAW)
4.00%, 12/01/45 (c) 1,000 877,850
Weld County School District No.
6 (GO) (SAW)
4.00%, 12/01/45 (c) 800 706,594
9,327,273
Connecticut : 0.4%
Connecticut Housing Finance
Authority, Housing Mortgage
Finance Program, Series A
(RB)
4.60%, 11/15/49 (c) 1,000 931,864
Par
(000’s) Value
Connecticut (continued)
4.70%, 11/15/43 (c) $ 500 $ 486,312
Connecticut State Health
and Educational Facilities
Authority, Trinity Health
Credit Group (RB)
5.00%, 12/01/45 (c) 750 728,247
2,146,423
District of Columbia : 1.3%
District of Columbia, Children's
Hospital (RB)
5.00%, 07/15/44 (c) 500 491,219
District of Columbia, Income
Tax, Series C (RB)
4.00%, 05/01/45 (c) 805 701,366
District of Columbia, Series A
(RB)
2.62%, 03/01/45 (c) 575 384,975
5.00%, 07/01/48 (c) 500 470,641
Metropolitan Washington
Airports Authority, Dulles
Toll Road, Dulles Metrorail
and Capital Improvements
Projects, Series A (RB) (AGM)
4.00%, 10/01/52 (c) 1,000 830,258
Metropolitan Washington
Airports Authority, Dulles
Toll Road, Dulles Metrorail
and Capital Improvements
Projects, Series B (RB)
4.00%, 10/01/49 (c) 1,250 1,037,179
Washington Metropolitan Area
Transit Authority, Series A
(RB)
3.00%, 07/15/43 (c) 750 566,431
4.00%, 07/15/46 (c) 1,000 870,939
5.00%, 07/15/48 (c) 1,000 1,002,827
6,355,835
Florida : 4.5%
Brevard County, Florida Health
Facilities Authority, Series A
(RB)
5.00%, 04/01/52 (c) 1,055 1,016,168
City of Cape Coral, Florida
Water and Sewer (RB) (BAM)
5.25%, 10/01/53 (c) 1,000 1,021,856
City of Jacksonville, Health
Care Facilities, Brooks
Rehabilitation (RB)
4.00%, 11/01/45 (c) 1,000 847,546
5.00%, 11/01/50 (c) 2,000 1,908,438
City of Tampa, Florida Water &
Wastewater System, Series A
(RB) (BAM-TCRS)
5.00%, 10/01/47 (c) 500 511,973
County of Broward, Florida Port
Facilities, Series A (RB)
5.00%, 09/01/49 (c) 500 500,667

Par
(000’s) Value
Florida (continued)
County of Broward, Florida
Tourist Development,
Convention Center Expansion
Project (RB)
4.00%, 09/01/47 (c) $ 1,000 $ 841,196
4.00%, 09/01/51 (c) 1,010 825,879
County of Miami-Dade, Florida
Professional Sports Franchise
Facilities, Series A (RB) (AGC)
0.00%, 10/01/45 ^ 2,000 717,653
County of Miami-Dade, Florida
Seaport, Series A (RB) (AGM)
4.00%, 10/01/49 (c) 2,000 1,708,696
County of Miami-Dade, Florida
Water and Sewer System (RB)
4.00%, 10/01/48 (c) 1,000 850,393
County of Miami-Dade, Health
Facilities Authority Hospital,
Nicklaus Children’s Hospital
Project, Series A (RB)
4.00%, 08/01/51 (c) 500 414,607
County of Palm Beach, Health
Facilities Authority, Lifespace
Communities, Inc., Series B
(RB)
4.00%, 05/15/53 (c) 330 249,287
County of Saint Luce, School
Board, Series A (CP) (AGM)
5.00%, 07/01/48 (c) 1,000 987,194
County of Sarasota, Florida
Utility System, Series A (RB)
5.00%, 10/01/50 (c) 500 501,649
Florida Atlantic University
Finance Corp. (RB)
5.00%, 07/01/49 (c) 500 501,757
Florida Higher Educational
Facilities Financial Authority,
Rollins College Project, Series
A (RB)
4.00%, 12/01/50 (c) 750 611,323
Florida Housing Finance Corp.,
Homeowner Mortgage (RB)
6.25%, 01/01/55 (c) 990 1,090,431
Fort Pierce Utilities Authority,
Series A (RB) (AGM)
4.00%, 10/01/52 (c) 1,000 845,867
Halifax Hospital Medical Center
(RB)
4.00%, 06/01/46 (c) 525 443,729
Hillsborough County, Florida
Capital Improvement Non-Ad
Valorem (RB)
2.25%, 08/01/51 (c) 500 271,411
Hillsborough County, Industrial
Development Authority
Health System, Series C (RB)
5.50%, 11/15/54 (c) 1,000 1,037,305
Par
(000’s) Value
Florida (continued)
Jea Water and Sewer System,
Series A (RB)
5.25%, 10/01/49 (c) $ 1,000 $ 1,023,705
North Broward Hospital
District, Broward Health,
Series B (RB)
5.00%, 01/01/48 (c) 1,000 965,017
Orange County Health Facilities
Authority, Orlando Health,
Series A (RB)
4.50%, 10/01/56 (c) 750 666,904
5.25%, 10/01/56 (c) 1,000 997,880
Palm Beach County, Health
Facilities Authority, Baptist
Health (RB) (SBG)
3.00%, 08/15/44 (c) 1,000 722,464
South Broward Hospital
District, Series A (RB)
3.00%, 05/01/46 (c) 750 529,927
22,610,922
Georgia : 2.0%
Brookhaven Development
Authority, Children’s
Healthcare of Atlanta, Inc.,
Series A (RB)
4.00%, 07/01/44 (c) 660 583,289
Burke County Development
Authority, Series C (RB) (SAW)
4.12%, 11/01/45 (c) 1,000 866,141
County of Burke, Development
Authority, Series D (RB)
4.12%, 11/01/45 (c) 260 225,197
County of Fulton, Georgia
Water and Sewerage, Series
A (RB)
2.25%, 01/01/43 (c) 500 324,509
Fayette County Development
Authority, Soccer Federation,
Inc. Project (RB)
5.25%, 10/01/54 (c) 1,250 1,252,423
Gainesville and Hall County
Hospital Authority, Northeast
Georgia Health System,
Series A (RB)
4.00%, 02/15/45 (c) 1,295 1,123,082
Georgia State Housing &
Finance Authority, Series A
(RB)
4.70%, 12/01/55 (c) 1,000 938,027
Georgia State Road and Tollway
Authority, Managed Lane
System, Series A (RB)
3.00%, 07/15/51 (c) 500 344,977
Macon Water Authority (RB)
5.00%, 10/01/54 (c) 500 505,387
Main Street Natural Gas, Inc.,
Series C (RB)
5.00%, 05/15/49 990 970,846

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Georgia (continued)
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax,  Series A (RB)
3.00%, 07/01/47 (c) $ 1,000 $ 717,668
Municipal Electric Authority of
Georgia, Plant Vogtle Units 3
& 4 Project, Series A (RB)
4.50%, 07/01/63 (c) 500 446,552
5.00%, 01/01/49 (c) 1,000 976,850
Municipal Electric Authority of
Georgia, Series A (RB)
5.00%, 01/01/63 (c) 500 482,494
5.25%, 01/01/49 (c) 500 511,192
10,268,634
Hawaii : 0.3%
City and County of Honolulu,
Series C (GO)
4.00%, 08/01/43 (c) 750 680,972
City and County of Honolulu,
Wastewater System, Seies A
(RB)
5.25%, 07/01/54 (c) 1,000 1,030,674
1,711,646
Idaho : 0.1%
Idaho Housing and Finance
Association, Single Family
Mortgage, Series A (RB)
4.60%, 01/01/49 (c) 720 672,722
Underline
Illinois : 3.7%
City of Chicago, Second Lien
Water Project, Series A (RB)
(AGM)
5.25%, 11/01/53 (c) 500 502,142
City of Chicago, Series A (GO)
5.00%, 01/01/44 (c) 1,000 938,239
5.00%, 01/01/44 (c) 750 711,141
5.50%, 01/01/43 (c) 750 751,257
City of Chicago, Wastewater
Transmission Project, Series
A (RB) (AGM)
5.25%, 01/01/53 (c) 500 502,571
5.50%, 01/01/62 (c) 1,550 1,573,417
Illinois Finance Authority, Silver
Cross Hospital and Medical
Center, Series C (RB)
5.00%, 08/15/44 (c) 1,000 1,000,926
Illinois Housing Development
Authority, Series A (RB)
4.75%, 10/01/49 (c) 475 453,609
Illinois Housing Development
Authority, Series G (RB)
5.00%, 10/01/46 (c) 795 782,543
Illinois Housing Development
Authority, Series K (RB)
(FNMA/GNMA/FHLMC COLL)
5.35%, 04/01/47 (c) 755 763,291
Illinois State Toll Highway
Authority, Series A (RB)
4.00%, 01/01/44 (c) 1,005 889,770
Par
(000’s) Value
Illinois (continued)
4.00%, 01/01/46 (c) $ 1,000 $ 870,987
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB)
4.00%, 12/15/47 (c) 1,500 1,227,763
5.00%, 06/15/53 (c) 735 697,865
Metropolitan Water
Reclamation District of
Greater Chicago, Series A
(GO)
4.00%, 12/01/46 (c) 1,500 1,296,125
Sales Tax Securitization Corp.,
Series A (RB)
4.00%, 01/01/48 (c) 1,000 833,136
Sales Tax Securitization Corp.,
Series A (RB) (BAM)
4.00%, 01/01/48 (c) 1,000 848,398
St Clair County Community Unit
School District No. 187, Series
A (RB) (AGM)
5.00%, 01/01/54 (c) 1,000 990,656
State of Illinois (GO) (AGC)
5.75%, 05/01/45 (c) 750 774,533
State of Illinois, Series A (GO)
5.00%, 03/01/46 (c) 1,250 1,217,541
State of Illinois, Series B (GO)
5.25%, 05/01/49 (c) 500 498,691
State of Illinois, Series C (GO)
4.00%, 11/01/44 (c) 900 758,410
18,883,011
Indiana : 0.7%
Fishers Town Hall Building
Corp., Series A (RB)
5.62%, 07/15/48 (c) 500 536,011
Indiana Housing and
Community Development
Authority, Single Family
Mortgage, Series B-1 (RB)
4.75%, 07/01/49 (c) 500 477,991
Indianapolis Local Public
Improvement Bond Bank,
Courthouse and Jail Project,
Series A (RB)
5.00%, 02/01/49 (c) 500 500,168
5.00%, 02/01/54 (c) 1,000 976,068
Indianapolis Local Public
Improvement Bond Bank,
Indiana Convention Center
Hotel (RB) (BAM)
5.00%, 03/01/53 (c) 1,000 996,925
3,487,163
Iowa : 0.4%
Iowa Finance Authority, Series
A (RB)
5.00%, 08/01/49 (c) 530 531,130

Par
(000’s) Value
Iowa (continued)
Iowa Finance Authority, Single
Family Mortgage, Series C
(RB)
4.65%, 07/01/49 (c) $ 1,000 $ 951,527
4.85%, 07/01/43 (c) 500 490,231
1,972,888
Kansas : 0.2%
Wyandotte County, Unified
School District No. 500 (GO)
(BAM)
5.25%, 09/01/55 (c) 1,000 1,014,133
Underline
Kentucky : 0.3%
Kentucky Bond Development
Corp., Lexington Center Corp.
Project (RB)
4.00%, 09/01/48 (c) 1,225 1,041,635
Kentucky State Property &
Building Commission (RB)
5.00%, 10/01/44 (c) 500 510,372
1,552,007
Louisiana : 0.7%
City of Shreveport, Louisiana
Water and Sewer, Series B
(RB) (AGM)
4.00%, 12/01/49 (c) 700 577,808
Louisiana Stadium and
Exposition District, Series A
(RB)
5.25%, 07/01/53 (c) 1,500 1,517,332
State of Louisiana, Series A
(GO)
4.00%, 04/01/43 (c) 1,500 1,357,857
3,452,997
Maine : 0.3%
Maine Health & Higher
Educational Facilities
Authority (RB)
5.25%, 10/01/54 (c) 1,000 1,010,633
Maine Turnpike Authority (RB)
4.00%, 07/01/50 (c) 750 635,611
1,646,244
Maryland : 1.1%
County of Baltimore,
Metropolitan District (GO)
5.00%, 03/01/49 (c) 1,000 1,016,914
Maryland Community
Development Administration,
Villages at Marley Station,
Series D-1 (RB)
4.35%, 02/01/44 1,000 913,197
Maryland Health and Higher
Educational Facilities
Authority, Adventist
Healthcare, Series B (RB)
4.00%, 01/01/51 (c) 500 399,928
Par
(000’s) Value
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Greater Baltimore
Medical Center, Series A (RB)
3.00%, 07/01/46 (c) $ 500 $ 354,593
Maryland Health and Higher
Educational Facilities
Authority, Lifebridge Health
(RB)
5.00%, 07/01/47 (c) 500 488,473
Maryland Health and Higher
Educational Facilities
Authority, Series A (RB)
5.25%, 07/01/52 (c) 750 750,060
Maryland Stadium Authority,
Built to Learn, Series A (RB)
4.00%, 06/01/52 (c) 1,000 846,753
Montgomery County, Trinity
Health Credit Group, Series
MD (RB)
5.00%, 12/01/44 (c) 1,000 979,181
5,749,099
Massachusetts : 4.2%
Commonwealth of
Massachusetts
Transportation, Series A (RB)
3.00%, 06/01/50 (c) 800 558,137
Commonwealth of
Massachusetts
Transportation, Series B (RB)
5.00%, 06/01/52 (c) 2,000 2,010,377
5.00%, 06/01/54 (c) 750 758,381
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 01/01/45 (c) 1,000 1,004,087
5.00%, 01/01/49 (c) 1,000 1,000,538
5.00%, 01/01/49 (c) 500 507,137
5.00%, 04/01/50 (c) 750 763,581
5.00%, 05/01/53 (c) 1,000 1,007,564
Commonwealth of
Massachusetts, Series B (GO)
2.12%, 04/01/51 (c) 1,300 704,144
5.00%, 11/01/52 (c) 1,190 1,200,095
Commonwealth of
Massachusetts, Series C (GO)
3.00%, 03/01/48 (c) 360 256,666
Commonwealth of
Massachusetts, Series D (GO)
5.00%, 07/01/45 (c) 750 756,567
5.00%, 10/01/53 (c) 1,000 1,007,908
Commonwealth of
Massachusetts, Series E (GO)
5.00%, 11/01/45 (c) 605 610,596
5.00%, 11/01/50 (c) 1,000 1,000,690
Massachusetts Bay
Transportation Authority,
Sales Tax, Series A (RB)
4.00%, 07/01/51 (c) 800 693,238
4.00%, 07/01/53 (c) 1,000 858,350

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
Massachusetts Clean Water
Trust, Series B (RB)
5.00%, 02/01/43 (c) $ 750 $ 780,882
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health, Inc., Series J
(RB)
5.00%, 07/01/53 (c) 1,500 1,458,098
Massachusetts Development
Finance Agency, Boston
Medical Center, Series D (RB)
5.00%, 07/01/44 (c) 500 475,448
Massachusetts Development
Finance Agency, Boston
University, Series FF (RB)
5.00%, 10/01/48 (c) 1,105 1,109,354
Massachusetts Development
Finance Agency, Lasell Village,
Inc. (RB)
5.25%, 07/01/55 (c) 895 850,668
Massachusetts Port Authority,
Series B (RB) (SBG)
5.00%, 07/01/44 (c) 305 307,600
Massachusetts School Building
Authority, Sales Tax, Series
A (RB)
5.00%, 02/15/44 (c) 555 559,859
5.00%, 08/15/50 (c) 750 750,208
20,990,173
Michigan : 2.3%
Great Lakes Water Authority,
Water Supply System, Second
Lien, Series B (RB)
5.00%, 07/01/46 (c) 390 386,430
Great Lakes Water Authority,
Water Supply System, Second
Lien, Series C (RB)
5.25%, 07/01/55 (c) 1,000 1,019,798
Great Lakes Water Authority,
Water Supply System, Senior
Lien, Series A (RB)
5.00%, 07/01/46 (c) 570 566,294
Karegnondi Water Authority,
Counties of Genesee, Lapeer,
and Sanilac (RB) (BAM)
5.00%, 11/01/43 (c) 750 766,541
Lansing Board of Water and
Light, Michigan Utility System,
Series A (RB)
5.00%, 07/01/49 (c) 1,000 1,012,063
Michigan Finance Authority,
Beaumont Health, Series A
(RB)
5.00%, 11/01/44 (c) 1,000 978,720
Michigan Finance Authority,
McLaren Health Care, System
A (RB)
4.00%, 02/15/47 (c) 1,000 837,915
Par
(000’s) Value
Michigan (continued)
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
4.00%, 12/01/49 (c) $ 250 $ 204,496
5.00%, 12/01/42 (c) 500 496,692
Michigan Finance Authority,
Wayne Criminal (RB)
(BAM-TCRS)
4.00%, 11/01/48 (c) 1,000 858,030
Michigan State Building
Authority, Facilities Program,
Series I (RB)
5.00%, 10/15/50 (c) 500 502,366
Michigan State Housing
Development Authority,
Rental Housing, Series A (RB)
3.35%, 10/01/49 (c) 500 372,792
3.60%, 10/01/60 (c) 1,000 755,018
4.88%, 10/01/43 (c) 1,000 938,215
Michigan State University,
Board of Trustee, Series B
(RB)
5.00%, 02/15/48 (c) 765 765,621
State of Michigan, Trunk Line
Fund (RB)
5.00%, 11/15/46 (c) 1,000 1,014,157
11,475,148
Minnesota : 0.8%
Duluth Economic Development
Authority, Minnesota Health
Facilities, Series A (RB)
5.25%, 02/15/58 (c) 1,000 984,120
Minneapolis St. Paul
Metropolitan Airports
Commission, Series A (RB)
5.00%, 01/01/52 (c) 1,000 998,712
Minnesota Housing Finance
Agency Residential Housing,
Series B (RB)
2.50%, 07/01/51 (c) 530 317,699
Minnesota Housing Finance
Agency Residential Housing,
Series I (RB)
2.15%, 07/01/45 (c) 890 538,998
3.00%, 01/01/51 (c) 305 302,108
Minnesota Housing Finance
Agency Residential Housing,
Series M (RB)
5.15%, 07/01/45 (c) 485 485,581
St. Louis Park Independent
School District No. 283, Series
A (GO) (SD CRED PROG)
4.25%, 02/01/43 (c) 500 485,637
4,112,855
Mississippi : 0.2%
Mississippi Home Corp., Single
Family Mortgage, Series C
(RB)
4.85%, 12/01/54 (c) 1,000 955,875
Underline

Par
(000’s) Value
Missouri : 0.8%
County of Jackson, Series A (RB)
4.25%, 12/01/53 (c) $ 1,000 $ 872,845
4.38%, 12/01/58 (c) 1,000 883,815
Missouri Housing Development
Commission, Single Family
Mortgage, Series G (RB)
4.35%, 11/01/44 (c) 495 460,587
Missouri State, Health &
Educational Facilities
Authority, Mercy Health,
Series F (RB)
4.25%, 04/01/55 (c) 1,000 863,892
5.00%, 11/15/45 (c) 1,000 993,879
4,075,018
Nebraska : 0.9%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/42 500 506,091
City of Omaha and County of
Douglas, Public Building,
Series B (GO)
4.00%, 05/01/50 (c) 550 469,527
Nebraska Investment Finance
Authority, Single Family
Housing, Series A (RB)
4.65%, 09/01/55 (c) 2,000 1,861,246
Nebraska Investment Finance
Authority, Single Family
Housing, Series E (RB)
4.80%, 09/01/53 (c) 500 474,045
University of Nebraska Facilities
Corp., Series A (RB)
4.00%, 07/15/59 (c) 750 619,108
4.00%, 07/15/62 (c) 500 409,337
4,339,354
Nevada : 0.3%
City of Henderson, Utility
System, Series A-1 (GO)
4.00%, 06/01/50 (c) 675 572,255
Las Vegas Convention and
Visitors Authority, Series B
(RB)
4.00%, 07/01/49 (c) 1,000 834,079
Las Vegas Valley Water District,
Series A (GO)
4.00%, 06/01/46 (c) 250 219,013
1,625,347
New Hampshire : 0.3%
National Finance Authority
Hospital, St. Lukes University
Health Network Project,
Series B (RB) (AGM)
3.00%, 08/15/46 (c) 1,975 1,438,161
Underline
Par
(000’s) Value
New Jersey : 2.8%
New Jersey Economic
Development Authority
School Facilities, Series FFF
(RB)
4.62%, 06/15/48 (c) $ 1,000 $ 919,934
New Jersey Educational
Facilities Authority, New
Jersey Princeton University,
Series B (RB)
5.25%, 03/01/54 (c) 1,000 1,037,205
New Jersey Health Care
Facilities Financing Authority,
Atlanticare Health System
(RB)
2.50%, 07/01/51 (c) 490 277,694
New Jersey Housing and
Mortgage Finance Agency,
Single Family Housing (RB)
4.80%, 10/01/53 (c) 500 476,189
New Jersey Housing and
Mortgage Finance Agency,
Single Family Housing, Series
K (RB)
4.55%, 10/01/44 (c) 1,000 949,270
New Jersey Housing and
Mortgage Finance Agency,
Single Family Housing, Series
M (RB)
5.05%, 10/01/45 (c) 750 746,472
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
4.00%, 06/15/45 (c) 1,500 1,299,407
4.50%, 06/15/49 (c) 590 541,719
New Jersey Transportation
Trust Fund Authority, Series
BB (RB)
3.50%, 06/15/46 (c) 365 284,917
4.00%, 06/15/44 (c) 1,000 874,663
5.00%, 06/15/46 (c) 1,000 1,003,732
5.25%, 06/15/50 (c) 1,000 1,018,755
New Jersey Transportation
Trust Fund Authority, Series
CC (RB)
5.25%, 06/15/55 (c) 1,000 1,013,725
New Jersey Turnpike Authority,
Series A (RB)
4.00%, 01/01/48 (c) 1,000 862,565
4.00%, 01/01/51 (c) 1,000 844,083
New Jersey Turnpike Authority,
Series B (RB)
5.25%, 01/01/49 (c) 1,500 1,547,981
South Jersey Transportation
Authority, Transportation
System, Series A (RB)
5.00%, 11/01/45 (c) 500 499,083
14,197,394

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Mexico : 0.2%
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program, Series
C (RB)
4.95%, 09/01/45 (c) $ 750 $ 741,243
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program, Series F
(RB)
3.05%, 07/01/44 (c) 290 226,919
968,162
New York : 19.3%
City of New York, Series A (GO)
4.00%, 08/01/50 (c) 1,000 848,590
City of New York, Series C (GO)
5.25%, 09/01/50 (c) 1,000 1,022,189
City of New York, Series D (GO)
(BAM)
4.00%, 03/01/50 (c) 1,000 849,497
5.00%, 03/01/43 (c) 750 757,504
City of New York, Series F (GO)
5.00%, 03/01/50 (c) 1,000 988,351
City of New York, Series G (GO)
5.25%, 02/01/53 (c) 2,500 2,554,556
County of Monroe, Industrial
Development Corp.,
University of Rochester
Project, Series A (RB)
4.00%, 07/01/50 (c) 900 780,380
Dutchess County Local
Development Corp., Bard
College Project, Series A (RB)
5.00%, 07/01/51 (c) 1,000 942,358
Hudson Yards Infrastructure
Corp., Series A (RB) (AGM)
4.00%, 02/15/47 (c) 1,000 868,164
Long Island Power Authority,
Electric System (RB)
5.00%, 09/01/42 (c) 1,000 1,006,447
Long Island Power Authority,
Electric System, Series B (RB)
5.00%, 09/01/45 (c) 1,000 1,000,154
Metropolitan Transportation
Authority, Series A (RB)
4.00%, 11/15/51 (c) 1,000 855,048
5.25%, 11/15/49 (c) 1,500 1,512,347
Metropolitan Transportation
Authority, Series A (RB) (AGM)
5.00%, 11/15/44 (c) 715 719,732
Metropolitan Transportation
Authority, Series A-1 (RB)
4.00%, 11/15/43 (c) 400 340,497
4.00%, 11/15/49 (c) 1,000 820,819
Metropolitan Transportation
Authority, Series B-1 (RB)
5.00%, 11/15/51 (c) 500 484,596
Metropolitan Transportation
Authority, Series C-1 (RB)
5.25%, 11/15/56 (c) 1,050 1,035,081
Par
(000’s) Value
New York (continued)
Metropolitan Transportation
Authority, Series D (RB)
4.00%, 11/15/42 (c) $ 1,245 $ 1,090,019
4.00%, 11/15/46 (c) 250 208,285
Monroe County Industrial
Development Corp.
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/46 (c) 650 545,388
MTA Hudson Rail Yards Trust,
Series A (RB)
5.00%, 11/15/56 (c) 1,000 994,687
New York City Environmental
Facilities, Clean Water and
Drinking Water, Series B (RB)
4.00%, 06/15/49 (c) 500 427,896
New York City Housing
Development Corp., Housing
Impact, Series A (RB)
4.80%, 02/01/53 (c) 500 477,988
New York City Housing
Development Corp., Multi-
Family Housing, Series A-1
(RB)
4.75%, 11/01/54 (c) 1,000 951,048
4.85%, 11/01/53 (c) 1,500 1,439,565
New York City Housing
Development Corp., Multi-
Family Housing, Series E-1
(RB)
4.85%, 11/01/53 (c) 750 718,703
New York City Housing
Development Corp., Multi-
Family Housing, Series F-1
(RB)
4.55%, 11/01/54 (c) 1,000 949,946
New York City Housing
Development Corp., Multi-
Family Housing, Series J (RB)
3.05%, 11/01/49 (c) 555 382,807
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series AA (RB)
4.00%, 06/15/50 (c) 1,000 866,183
5.00%, 06/15/48 (c) 850 854,511
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series BB (RB)
4.00%, 06/15/44 (c) 1,500 1,354,073
4.00%, 06/15/45 (c) 2,000 1,785,630
5.00%, 06/15/44 (c) 955 965,459
5.00%, 06/15/49 (c) 1,000 1,001,171
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series CC (RB)
3.75%, 06/15/47 (c) 710 576,353
4.00%, 06/15/45 (c) 1,500 1,289,609
5.00%, 06/15/52 (c) 1,000 1,002,742
5.25%, 06/15/54 (c) 1,500 1,541,463

Par
(000’s) Value
New York (continued)
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series CC (RB)
5.00%, 06/15/51 (c) $ 500 $ 501,086
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series DD (RB)
4.12%, 06/15/47 (c) 1,000 899,392
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series EE (RB)
5.00%, 06/15/45 (c) 1,000 1,009,870
New York City Transitional
Finance Authority Building
Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/49 (c) 350 240,797
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B (RB)
4.38%, 05/01/53 (c) 500 455,438
5.25%, 05/01/50 (c) 1,000 1,023,589
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B-1 (RB)
3.00%, 11/01/47 (c) 1,930 1,345,468
4.00%, 08/01/42 (c) 1,500 1,354,230
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C (RB)
5.25%, 05/01/48 (c) 1,000 1,026,847
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C-1 (RB)
4.00%, 11/01/42 (c) 1,120 1,007,413
4.00%, 05/01/44 (c) 1,000 889,595
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
D (RB)
5.00%, 05/01/49 (c) 1,085 1,095,217
5.00%, 05/01/50 (c) 1,200 1,210,241
5.25%, 05/01/48 (c) 1,750 1,808,476
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
D-1 (RB)
4.00%, 11/01/47 (c) 500 431,018
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
E-1 (RB)
2.25%, 02/01/51 (c) 650 355,605
4.00%, 02/01/44 (c) 1,000 891,823
5.00%, 02/01/43 (c) 1,000 1,001,017
Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
F-1 (RB)
4.00%, 02/01/51 (c) $ 1,000 $ 843,093
5.25%, 02/01/47 (c) 1,000 1,028,308
New York City Water and Sewer
System, Series BB (RB)
4.00%, 06/15/50 (c) 640 554,357
New York City, Series D (GO)
4.00%, 04/01/50 (c) 1,000 853,733
New York City, Series D-1 (GO)
5.00%, 12/01/43 (c) 1,000 1,008,986
New York Liberty Development
Corp., 1 World Trade Center
Project (RB)
4.00%, 02/15/43 (c) 620 554,949
New York Liberty Development
Corp., 4 World Trade Center
Project, Series A (RB) (BAM )
3.00%, 11/15/51 (c) 2,125 1,449,317
New York Liberty Development
Corp., 7 World Trade Center
Project, Series A (RB)
3.00%, 09/15/43 (c) 1,495 1,132,262
New York State Dormitory
Authority, Memorial Sloan
Kettering Cancer Center,
Series 1 (RB)
5.25%, 07/01/54 (c) 1,000 1,027,815
New York State Dormitory
Authority, New School, Series
A (RB)
4.00%, 07/01/43 (c) 475 405,898
New York State Dormitory
Authority, New York
University, Series A (RB)
5.00%, 07/01/49 (c) 1,000 998,657
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
5.00%, 03/15/49 (c) 500 499,808
5.25%, 03/15/52 (c) 800 821,852
New York State Dormitory
Authority, Sales Tax, Series
E (RB)
5.00%, 03/15/48 (c) 500 500,739
New York State Dormitory
Authority, St. John's
University, Series A (RB)
4.00%, 07/01/48 (c) 550 451,103
New York State Dormitory
Authority, State Sales Tax,
Series A (RB)
4.00%, 03/15/47 (c) 800 685,327
4.00%, 03/15/49 (c) 1,000 863,815
5.00%, 03/15/45 (c) 1,000 1,005,381
5.00%, 03/15/49 (c) 1,000 1,008,598

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, White Plants
Hospital (RB) (AGC)
5.50%, 10/01/54 (c) $ 2,250 $ 2,306,450
New York State Mortgage
Agency, Homeowner
Mortgage (RB)
4.90%, 10/01/53 (c) 1,340 1,299,943
New York State Mortgage
Agency, Homeowner
Mortgage (RB) (SBG)
2.55%, 04/01/50 (c) 330 205,007
New York State Power
Authority, Series A (RB)
4.00%, 11/15/50 (c) 500 426,695
New York State Thruway
Authority, Junior
Indebtedness, Series B (RB)
4.00%, 01/01/45 (c) 1,440 1,267,502
New York State Thruway
Authority, Personal Income
Tax, Series A (RB)
4.00%, 03/15/55 (c) 500 421,505
New York State Thruway
Authority, Series P (RB)
5.25%, 01/01/54 (c) 1,000 1,019,636
New York State Urban
Development Corp., Personal
Income Tax (RB)
5.00%, 03/15/63 (c) 2,000 1,992,005
New York State Urban
Development Corp., Personal
Income Tax, Series A (RB)
4.00%, 03/15/53 (c) 1,000 839,742
5.00%, 03/15/43 (c) 500 502,464
New York State Urban
Development Corp., Personal
Income Tax, Series C (RB)
3.00%, 03/15/48 (c) 550 388,817
5.00%, 03/15/47 (c) 2,000 1,996,853
New York State Urban
Development Corp., Personal
Income Tax, Series E (RB)
3.00%, 03/15/49 (c) 1,735 1,210,311
New York State Urban
Development Corp., State
Sales Tax, Series A (RB)
3.00%, 03/15/50 (c) 1,000 688,448
New York State, Dormitory
Authority, Personal Income
Tax, Series D (RB)
5.00%, 02/15/48 (c) 820 820,509
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project,
Series C (RB)
4.00%, 12/01/42 (c) 925 817,212
Par
(000’s) Value
New York (continued)
Port Authority of New York &
New Jersey (RB)
5.00%, 09/01/49 (c) $ 1,000 $ 1,014,447
Triborough Bridge and Tunnel
Authority Sales Tax, Series
A (RB)
4.25%, 05/15/58 (c) 1,000 866,174
Triborough Bridge and Tunnel
Authority, MTA Bridges and
Tunnels, Series A (RB)
5.25%, 12/01/47 (c) 1,000 1,029,781
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series B (RB)
5.00%, 05/15/56 (c) 500 495,814
5.25%, 11/15/53 (c) 750 765,553
5.25%, 05/15/54 (c) 2,000 2,049,100
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series C (RB)
4.00%, 05/15/51 (c) 750 640,389
5.00%, 05/15/51 (c) 1,000 1,000,275
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series D (RB)
4.50%, 05/15/47 (c) 500 478,472
Triborough Bridge and Tunnel
Authority, Series A (RB)
5.00%, 11/15/49 (c) 1,000 1,001,544
5.00%, 11/15/51 (c) 500 501,287
5.25%, 12/01/54 (c) 1,000 1,024,431
5.50%, 12/01/59 (c) 1,500 1,557,187
97,678,509
North Carolina : 1.1%
North Carolina Housing
Finance Agency, Home
Ownership, Series A (RB)
4.38%, 07/01/44 (c) 990 933,122
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/44 (c) 500 498,325
5.00%, 01/01/49 (c) 750 730,651
North Carolina Turnpike
Authority, Triangle
Expressway System, Series A
(RB) (AGM)
5.00%, 01/01/58 (c) 3,350 3,321,469
5,483,567
North Dakota : 0.2%
North Dakota Housing Finance
Agency, Home Mortgage
Finance Program, Series A
(RB)
4.70%, 07/01/47 (c) 1,000 953,223
Underline

Par
(000’s) Value
Ohio : 2.3%
Buckeye Tobacco Settlement
Financing Authority, Series
A-2 (RB)
4.00%, 06/01/48 (c) $ 1,000 $ 808,458
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
5.00%, 02/15/57 (c) 1,000 879,105
5.25%, 02/15/47 (c) 500 472,402
5.50%, 02/15/57 (c) 500 468,565
County of Franklin, Hospital
Facilities (RB)
4.12%, 05/15/45 (c) 250 226,298
County of Franklin, Hospital
Facilities, Series A (RB) (XLCA)
4.00%, 05/15/47 (c) 250 216,643
County of Franklin, Nationwide
Children's Hospital Project,
Series A (RB)
5.00%, 11/01/48 1,000 1,005,624
County of Hamilton, Ohio
Healthcare Improvement,
Life Enriching Communities
Project (RB)
5.00%, 01/01/46 (c) 250 234,157
County of Hamilton, Ohio
Hospital Facilities, TriHealth,
Inc. (RB)
5.00%, 08/15/42 (c) 500 495,607
Ohio State University, Series
A (RB)
4.00%, 12/01/48 (c) 1,000 861,787
Ohio Water Development
Authority Water Pollution
Control Loan Fund (RB)
5.00%, 12/01/44 (c) 750 776,094
Ohio Water Development
Authority, Drinking Water
Assistance, Series A (RB)
5.00%, 12/01/43 (c) 1,500 1,564,617
5.25%, 12/01/45 (c) 1,500 1,581,550
Port of Greater Cincinnati
Development Authority, Duke
Energy Convention Center
Project, Series B (RB)
5.00%, 12/01/53 (c) 500 484,433
University of Cincinnati, Series
A (RB)
5.25%, 06/01/49 (c) 1,500 1,536,593
11,611,933
Oklahoma : 0.6%
Oklahoma Turnpike Authority,
Series A (RB)
4.00%, 01/01/48 (c) 700 615,868
5.50%, 01/01/54 (c) 750 790,991
Oklahoma Water Resources
Board, Series C (RB)
4.00%, 10/01/49 (c) 750 647,108
Par
(000’s) Value
Oklahoma (continued)
University of Oklahoma, Series
A (RB) (BAM)
5.00%, 07/01/49 (c) $ 835 $ 842,128
2,896,095
Oregon : 1.0%
City of Portland, Oregon
Second Lien, Series A (RB)
5.00%, 10/01/54 (c) 750 756,125
City of Portland, Oregon Sewer
System, Series A (RB)
5.00%, 12/01/42 (c) 500 517,751
Oregon Health and Science
University, Series A (RB)
4.00%, 07/01/51 (c) 1,000 856,248
State of Oregon, Series A (GO)
5.25%, 05/01/45 (c) 1,000 1,056,412
Tri-County Metropolitan
Transportation District of
Oregon, Series A (RB)
3.00%, 09/01/44 (c) 935 691,518
University of Oregon, Series A
(RB)
5.00%, 04/01/50 (c) 1,000 1,001,197
4,879,251
Pennsylvania : 4.4%
Chester County Health and
Education Facilities Authority,
Main Line Health System,
Series A (RB)
4.00%, 09/01/50 (c) 645 528,324
City of Philadelphia,
Pennsylvania Gas Works (RB)
5.00%, 08/01/47 (c) 805 797,795
City of Philadelphia,
Pennsylvania Water &
Wastewater, Series A (RB)
5.00%, 10/01/47 (c) 500 492,640
5.00%, 10/01/52 (c) 500 482,762
City of Philadelphia,
Pennsylvania Water &
Wastewater, Series C (RB)
(AGC)
5.25%, 09/01/49 (c) 500 515,557
5.25%, 09/01/54 (c) 500 509,665
Commonwealth of
Pennsylvania (GO)
4.00%, 08/15/43 (c) 1,000 914,810
Commonwealth of
Pennsylvania, Series A (CP)
(FHA)
4.00%, 07/01/46 (c) 1,170 1,030,285
Geisinger Authority, Health
System, Series A (RB)
5.00%, 04/01/50 (c) 1,750 1,685,234
Lancaster County, Hospital
Authority, Penn State Health
(RB)
5.00%, 11/01/51 (c) 1,000 963,591

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Economic
Development Financing
Authority, Presbyterian
Senior Living Project, Series
B-2 (RB)
5.25%, 07/01/46 (c) $ 1,000 $ 974,008
Pennsylvania Higher
Educational Facilities
Authority, Thomas Jefferson
University, Series B-1 (RB)
(AGC)
4.25%, 11/01/48 (c) 1,000 899,619
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series A (RB)
4.75%, 04/01/53 (c) 1,000 942,720
4.80%, 10/01/51 (c) 1,000 950,416
4.85%, 10/01/43 (c) 500 487,717
5.00%, 10/01/43 (c) 1,000 999,015
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series B (RB)
3.65%, 10/01/42 (c) 260 226,412
Pennsylvania State University
(RB)
5.25%, 09/01/53 (c) 1,000 1,024,389
Pennsylvania Turnpike
Commission, Oil Franchise
Tax, Series A (RB) (AGM)
5.00%, 12/01/48 (c) 290 290,638
Pennsylvania Turnpike
Commission, Oil Franchise
Tax, Series A (RB) (BAM)
3.00%, 12/01/51 (c) 1,000 684,125
4.00%, 12/01/51 (c) 1,000 830,714
Pennsylvania Turnpike
Commission, Series A (RB)
(AGM)
4.00%, 12/01/49 (c) 1,045 904,704
Pennsylvania Turnpike
Commission, Series A-1 (RB)
5.00%, 12/01/47 (c) 900 900,962
Pennsylvania Turnpike
Commission, Series B (RB)
4.00%, 12/01/46 (c) 1,250 1,064,349
5.00%, 12/01/45 (c) 800 804,422
Pennsylvania Turnpike
Commission, Series C (RB)
5.00%, 12/01/49 (c) 750 746,674
Philadelphia Authority for
Industrial Development,
Children’s Hospital, Series A
(RB)
5.50%, 07/01/53 (c) 500 521,792
Upper Merion Area School
District, Series A (GO) (SAW)
4.00%, 01/15/46 (c) 1,105 971,817
22,145,156
Par
(000’s) Value
Rhode Island : 0.3%
Providence Public Building
Authority, Capital
Improvement Program,
Series A (RB) (AGC)
5.25%, 09/15/44 (c) $ 750 $ 776,036
State of Rhode Island, Series
A (GO)
4.12%, 08/01/42 (c) 600 572,517
1,348,553
South Carolina : 1.2%
South Carolina Jobs-Economic
Development Authority,
Mercy Health, Series A (RB)
4.00%, 12/01/44 (c) 855 749,679
South Carolina Jobs-Economic
Development Authority,
Novant Health, Series A (RB)
4.25%, 11/01/47 (c) 750 665,686
4.50%, 11/01/54 (c) 500 446,796
South Carolina Jobs-Economic
Development Authority,
Prisma Health, Series A (RB)
5.00%, 05/01/48 (c) 1,000 975,368
South Carolina Public Service
Authority, Santee Cooper,
Series A (RB)
4.00%, 12/01/52 (c) 500 410,520
5.25%, 12/01/49 (c) 1,000 1,016,057
South Carolina Public Service
Authority, Series E (RB)
5.25%, 12/01/55 (c) 1,000 999,937
University of South Carolina,
Campus Village Project,
Series A (RB)
5.00%, 05/01/46 (c) 820 826,864
6,090,907
South Dakota : 0.2%
South Dakota Housing
Development Authority,
Homeownership Mortage,
Series C (RB)
6.25%, 11/01/55 (c) 995 1,106,950
Underline
Tennessee : 1.0%
Chattanooga Health
Educational & Housing
Facility Board (RB)
5.25%, 12/01/49 (c) 1,000 1,000,267
Metropolitan Government
of Nashville and Davidson
County, Vanderbilt University
Medical Center, Series A (RB)
5.00%, 07/01/46 (c) 1,500 1,452,449
5.00%, 10/01/49 (c) 500 508,377
Tennessee Housing
Development Agency,
Residential Finance Program
(RB)
2.95%, 07/01/49 (c) 335 228,677

Par
(000’s) Value
Tennessee (continued)
Tennessee Housing
Development Agency,
Residential Finance Program,
Series A (RB)
5.40%, 07/01/53 (c) $ 1,000 $ 1,002,794
Tennessee State School Bond
Authority, Higher Education
Facilities, Series A (RB)
5.00%, 11/01/42 (c) 1,040 1,045,436
5,238,000
Texas : 12.2%
Arlington Higher Education
Finance Corp., Harmony
Public Schools, Series A (RB)
3.00%, 02/15/46 (c) 1,000 692,690
Arlington Higher Education
Finance Corp., Lifeschool of
Dallas (RB)
4.12%, 08/15/49 (c) 1,000 866,744
Arlington Higher Education
Finance Corp., Riverwalk
Education Foundation, Inc.
(RB)
4.00%, 08/15/44 (c) 675 602,657
Arlington Texas, Higher
Education Finance Corp.,
Riverwalk Education
Foundation, Inc. (RB)
4.50%, 08/15/55 (c) 1,000 890,912
Austin Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 08/01/44 (c) 750 685,569
4.00%, 08/01/48 (c) 1,000 879,180
Central Texas Regional Mobility
Authority, Senior Lien, Series
E (RB)
5.00%, 01/01/45 (c) 750 753,299
City of Austin, Texas Electricity
Utility System, Series A (RB)
5.00%, 11/15/49 (c) 1,375 1,375,694
City of Austin, Waterwaste
System (RB)
5.00%, 11/15/43 (c) 1,000 1,024,983
City of Corpus Christi, Texas
Utility System (RB)
5.00%, 07/15/49 (c) 1,000 1,003,463
City of Corpus Christi, Texas
Utility System (RB) (AG)
5.00%, 07/15/43 (c) 1,000 1,029,750
5.00%, 07/15/45 (c) 1,000 1,019,069
City of El Paso, Texas
Combination Tax (GO)
4.00%, 08/15/45 (c) 950 830,182
City of Lubbock, Texas Electric
Light & Power System (RB)
4.00%, 04/15/46 (c) 650 561,480
Par
(000’s) Value
Texas (continued)
City of Royse, Independent
School District (GO)
5.00%, 02/15/48 (c) $ 950 $ 959,247
City of San Antonio, Texas
Electric & Gas Systems (RB)
5.00%, 02/01/44 (c) 500 500,389
City of San Antonio, Texas
Electric & Gas Systems, Series
B (RB)
5.00%, 02/01/54 (c) 1,000 1,005,611
City of San Antonio, Texas
Electric & Gas Systems, Series
D (RB)
5.25%, 02/01/54 (c) 2,000 2,055,405
City of Seguin, Texas
Combination Tax and Limited
Pledge (GO)
5.25%, 09/01/58 (c) 1,000 1,015,521
Clifton Higher Education
Finance Corp. (RB)
4.00%, 08/15/44 (c) 1,000 884,712
Conroe Independent School
District, Unlimited Tax School
(GO)
4.25%, 02/15/50 (c) 750 668,702
5.00%, 02/15/49 (c) 1,000 1,012,423
Crowley Independent School
District (GO)
5.00%, 02/01/49 (c) 1,000 1,010,388
Cypress-Fairbanks Independent
School District, Series A (GO)
2.25%, 02/15/43 (c) 600 392,807
Dallas Fort Worth International
Airport, Series B (RB)
4.00%, 11/01/45 (c) 1,000 898,614
Dallas Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/53 (c) 1,000 852,700
4.00%, 02/15/54 (c) 1,500 1,273,905
5.00%, 02/15/49 (c) 1,000 1,010,584
Denton Independent School
District, Unlimited Tax School
Building (GO)
5.00%, 08/15/48 (c) 1,000 1,007,983
East Montgomery County,
Improvement District Sales
Tax (RB) (AGC)
5.25%, 08/15/49 (c) 750 772,208
El Paso Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 08/15/48 (c) 795 683,244
Ford Bens County, Unlimited
Tax Road (GO)
5.25%, 03/01/53 (c) 1,000 1,024,471

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Grand Parkway Transportation
Corp. System, First Tier Toll,
Series C (RB)
4.00%, 10/01/49 (c) $ 770 $ 654,640
Grand Parkway Transportation
Corp. System, Subordinate
Tier Toll, Series A (RB)
5.00%, 10/01/48 (c) 640 625,238
Harris County, Cultural
Education Facilities Finance
Corp., Houston Methodist
Hospital (RB)
4.00%, 12/01/45 (c) 590 506,883
Harris County, Cultural
Education Facilities Finance
Corp., Texas Children's
Hospital, Series A (RB)
4.00%, 10/01/47 (c) 1,000 847,667
Harris County, Flood Control
District, Series A (GO)
4.00%, 10/01/45 (c) 500 432,398
Harris County, Texas Toll Road,
Series A (RB)
4.00%, 08/15/48 (c) 1,000 852,525
Hurst-Euless-Bedford
Independent School District
(GO)
5.00%, 08/15/43 (c) 1,000 1,032,018
Joshua Independent School
District (GO)
4.00%, 08/15/49 (c) 750 642,723
Katy Independent School
District (GO)
4.75%, 02/15/55 (c) 1,000 964,084
5.25%, 02/15/54 (c) 1,000 1,033,162
Keller Independent School
District (GO)
4.00%, 02/15/47 (c) 1,000 873,490
Lamar Consolidated
Independent School District
(GO) (AGM)
5.50%, 02/15/58 (c) 2,000 2,069,305
Leander Independent School
District, Series A (GO)
0.00%, 08/16/42 (c) ^ 900 378,768
Liberty Hill Independent School
District (GO)
5.00%, 02/01/54 (c) 1,885 1,890,660
Lower Colorado River Authority
Transmission, LCRA
Transmission Services Corp.
Project, Series S (RB)
5.00%, 05/15/43 (c) 500 501,964
North Texas Tollway Authority
System, Second Tier (RB)
4.25%, 01/01/49 (c) 750 633,948
Par
(000’s) Value
Texas (continued)
Northwest Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/47 (c) $ 1,000 $ 869,897
Pflugerville Independent School
District, Unlimited Tax School
Building, Series A (GO)
5.00%, 02/15/48 (c) 1,000 1,003,063
Rockwall Independent School
District (GO)
4.00%, 02/15/53 (c) 1,000 844,770
San Jacinto College District,
Series A (GO)
5.00%, 02/15/44 (c) 900 903,784
State of Texas, Department
of Housing & Community
Affairs, Residential Mortgage,
Series A (RB)
5.25%, 01/01/53 (c) 1,000 1,001,715
Tarrant County Cultural
Education Facilities Finance
Corp., Cook Children's
Medical Center (RB)
5.25%, 12/01/49 (c) 1,000 1,026,095
Texarkana Independent School
District, Unlimited Tax (GO)
4.00%, 02/15/53 (c) 1,000 842,150
Texas City, Independent School
District, Unlimited Tax (GO)
4.00%, 08/15/53 (c) 1,015 853,268
Texas City, Independent School
District, Unlimited Tax (RB)
5.00%, 10/15/53 (c) 1,000 1,004,290
Texas Department of Housing
and Community Affairs,
Residential Mortgage, Series
B (RB)
5.25%, 07/01/53 (c) 1,000 1,016,430
Texas Water Development
Board (RB)
4.00%, 10/15/45 (c) 500 435,883
4.80%, 10/15/52 (c) 1,000 981,888
Texas Water Development
Board, Series A (RB)
4.00%, 10/15/49 (c) 990 838,749
5.00%, 10/15/43 (c) 840 844,554
Texas Water Development
Board, Series B (RB)
4.00%, 10/15/43 (c) 1,000 900,301
Tomball Independent School
District, Unlimited Tax (GO)
4.00%, 02/15/45 (c) 1,000 902,263
University of Houston, Series
A (RB)
5.00%, 02/15/56 (c) 500 496,625
Via Metropolitan Transit
Advanced Transportation
District Sales Tax (RB)
5.00%, 08/01/49 (c) 1,000 1,020,978

Par
(000’s) Value
Texas (continued)
Waller Independent School
District, Series A (GO)
4.00%, 02/15/48 (c) $ 500 $ 430,780
Waxahachie Independent
School District (GO)
4.00%, 02/15/49 (c) 750 649,653
Weslaco Independent School
District (GO)
4.12%, 02/15/49 (c) 1,470 1,289,381
Ysleta Independent School
District (GO)
5.00%, 08/15/56 (c) 500 501,554
61,842,130
Utah : 0.6%
Downtown Revitalization Public
Infrastructure District (RB)
(AG)
5.50%, 06/01/55 (c) 250 260,127
Salt Lake City, International
Airport, Series B (RB)
5.00%, 07/01/43 (c) 360 360,048
University of Utah, Board of
Higher Education, Series A
(RB)
4.00%, 08/01/51 (c) 1,000 830,721
5.00%, 08/01/46 (c) 1,160 1,172,314
Utah County, IHC Health
Services, Inc., Series B (RB)
3.00%, 05/15/47 (c) 210 149,112
2,772,322
Virginia : 1.2%
County of Fairfax, Industrial
Development Authority,
Inova Health System Project
(RB)
5.00%, 05/15/51 (c) 1,000 1,003,211
County of Fairfax, Industrial
Development Authority,
Inova Health System Project,
Series A (RB)
4.00%, 05/15/48 (c) 1,000 865,656
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
4.00%, 07/01/57 (c) 600 506,184
5.00%, 07/01/50 (c) 625 625,452
5.00%, 07/01/60 (c) 500 489,993
Virginia Housing Development
Authority, Series K (RB)
2.55%, 12/01/46 (c) 1,000 647,786
Virginia Small Business
Financing Authority, Series
A (RB)
4.00%, 01/01/45 (c) 500 420,841
5.50%, 12/01/54 (c) 500 492,379
Par
(000’s) Value
Virginia (continued)
Williamsburg Economic
Development Authority,
Virginia Student Housing,
William and Mary Project,
Series A (RB) (AGM)
4.38%, 07/01/63 (c) $ 1,000 $ 885,949
5,937,451
Washington : 1.8%
City of Seattle, City Light
Department, Series A (RB)
4.00%, 07/01/51 (c) 250 209,477
City of Seattle, Washington
Municipal Light and Power
(RB)
5.00%, 02/01/43 (c) 1,000 1,037,994
5.25%, 02/01/55 (c) 500 514,765
City of Seattle, Washington
Municipal Light and Power,
Series A (RB)
4.00%, 05/01/45 (c) 1,000 871,263
5.00%, 03/01/53 (c) 1,000 1,004,993
King County, Public Hospital
District No. 2, Evergreen
Health, Series A (GO)
4.00%, 12/01/45 (c) 650 545,330
State of Washington, Various
Purpose, Series A (GO)
5.00%, 08/01/42 (c) 1,000 1,017,977
5.00%, 08/01/43 (c) 1,090 1,112,425
University of Washington,
Series C (RB)
3.12%, 07/01/42 (c) 1,925 1,512,812
Washington State Housing
Finance Commission,
Blakeley and Laurel Village,
Series A (RB) (BAM)
5.25%, 07/01/55 (c) 1,000 984,202
Washington State Housing
Finance Commission, Radford
Court and Nordheim Court
Portfolio (RB)
5.00%, 07/01/54 (c) 500 467,269
9,278,507
West Virginia : 0.3%
West Virginia Hospital Finance
Authority, University Health
System, Series A (RB)
4.38%, 06/01/53 (c) 1,000 866,089
West Virginia Parkways
Authority, Turnpike Toll (RB)
5.00%, 06/01/47 (c) 620 621,801
1,487,890
Wisconsin : 1.2%
Janesville Wisconsin School
District, Series B (GO)
4.38%, 03/01/43 (c) 750 702,872
Public Finance Authority,
Pooled Charter School (RB)
5.75%, 07/01/62 (c) 948 942,705

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Wisconsin (continued)
University of Wisconsin
Hospitals and Clinics
Authority, Series B (RB)
5.00%, 04/01/49 (c) $ 500 $ 496,446
Wisconsin Health and
Educational Facilities
Authority, Children's Hospital,
Inc. (RB)
4.00%, 08/15/47 (c) 1,000 856,719
Wisconsin Health and
Educational Facilities
Authority, Marshfield Clinic
Health System, Inc., Series
A (RB)
5.00%, 02/15/46 (c) 250 242,069
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Housing and
Economic Development
Authority, Home Ownership,
Series A (RB)
4.85%, 09/01/43 (c) $ 1,000 $ 970,573
Wisconsin Housing and
Economic Development
Authority, Home Ownership,
Series C (RB)
4.50%, 09/01/44 (c) 1,000 942,507
4.75%, 03/01/51 (c) 1,000 950,147
6,104,038
Total Municipal Bonds: 97.1%
(Cost: $536,320,486) 490,409,222
Other assets less liabilities: 2.9% 14,800,379
NET ASSETS: 100.0% $ 505,209,601
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FHA Federal Housing Association
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
XLCA Syncora Guarantee, Inc.
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
^ Zero Coupon Bond